Other non-current financial assets	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other non-current financial assets	Other non-current financial assets

(EUR thousand)	For the financial year ended March 31
Other non-current financial assets	2023	2022
Opening balance as of April 1	13,313	13,123
Additions	4,149	3,759
Reclassifications	(3,305)	(688)
Share of joint venture losses on loan receivable	—	(562)
Impairment charge/reversal	130	(2,390)
Exchange differences	(80)	71
Closing balance as of March 31	14,207	13,313

As of March 31, 2023, EUR2.4 million (EUR2.6 million as of March 31, 2022) of the other non-current assets is related to a receivable from an insurance company related to a pension plan in Sweden. This receivable is remeasured at fair value, and does not meet the definition of a pension plan asset.
The EUR2.4 million impairment charge within operating expenses in the income statement for the financial year ended March 31, 2022 was with respect to long-term receivables from Cash Paris Tax Refund.
Furthermore, a major amount of the other non-current assets is related to rental agreements on different facilities and deposits paid. The fair value of other non-current receivables does not differ significantly from their book value.